Equipment On Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Equipment on Operating Leases for Truck Parts and Other Segment and for Financial Services Segment

A summary of equipment on operating leases for Truck, Parts and Other and for the Financial Services segment is as follows:

	TRUCK, PARTS AND OTHER		FINANCIAL SERVICES
At December 31,	2012	2011	2012	2011
Equipment on operating leases	$1,183.7	$939.0	$2,778.2	$2,373.2
Less allowance for depreciation	(325.8)	(259.9)	(747.4)	(662.5)

	$857.9	$679.1	$2,030.8	$1,710.7

Residual Value Obligation and Deferred Lease Revenue	These amounts are summarized below:

	TRUCK, PARTS AND OTHER
At December 31,	2012	2011
Residual value guarantees	$496.3	$392.0
Deferred lease revenues	407.2	320.0

	$903.5	$712.0